Stock Plan - Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	$ 2,505	$ 1,830
Capitalized stock-based compensation	146	56
Total stock-based compensation	2,651	1,886
Costs of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	135	32
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	624	427
Selling, general, and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	$ 1,746	$ 1,371